Note 16 - Cash and Cash Equivalents - Reconciliation of Liabilities From Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Liabilities from financing activities, period start	$ 11,019	$ 10,399
Liabilities from financing activities, cash flows	(1,136)	(632)
Liabilities from financing activities, accumulated interest	864	810
Liabilities from financing activities, transaction costs	0	0
Liabilities from financing activities, additions	0	110
Liabilities from financing activities, exchange rate adjustment	(505)	332
Liabilities from financing activities, period end	10,242	11,019
Lease liabilities [member]
Statement Line Items [Line Items]
Liabilities from financing activities, period start	2,222	2,255
Liabilities from financing activities, cash flows	(331)	(326)
Liabilities from financing activities, accumulated interest	161	172
Liabilities from financing activities, transaction costs	0	0
Liabilities from financing activities, additions	0	45
Liabilities from financing activities, exchange rate adjustment	(137)	76
Liabilities from financing activities, period end	1,915	2,222
Long-term borrowings [member]
Statement Line Items [Line Items]
Liabilities from financing activities, period start	8,648	8,000
Liabilities from financing activities, cash flows	(805)	(306)
Liabilities from financing activities, accumulated interest	703	638
Liabilities from financing activities, transaction costs	0	0
Liabilities from financing activities, additions	0	65
Liabilities from financing activities, exchange rate adjustment	(360)	251
Liabilities from financing activities, period end	8,186	8,648
Provisions [member]
Statement Line Items [Line Items]
Liabilities from financing activities, period start	149	144
Liabilities from financing activities, cash flows	0	0
Liabilities from financing activities, accumulated interest	0	0
Liabilities from financing activities, transaction costs	0	0
Liabilities from financing activities, additions	0	0
Liabilities from financing activities, exchange rate adjustment	(8)	5
Liabilities from financing activities, period end	$ 141	$ 149